Credit Facilitates - Schedule Of Debt Instruments (Parenthetical) (Detail) - Loans Payable [Member] - We Bank [Member]	12 Months Ended
Dec. 31, 2023
Debt Instrument [Line Items]
Debt Instrument, Term	24 months
Debt Instrument, Maturity Date	Nov. 27, 2023
Prime Rate [Member]
Debt Instrument [Line Items]
Variable Rate	4.25%